Shareholders' equity - Components of Transitional Capital (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 17,567	$ 18,593
Other Tier 1 capital:	21,044	22,044
Average assets for Tier 1 leverage ratio	319,007	331,600
Total leverage exposure for SLR purposes	347,943
Common stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	37,096	37,859
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(18,806)	(18,684)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(320)	(169)
Other Tier 1 capital:	0	(42)
Equity method investments
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(361)	(372)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	(42)	(33)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	0	(8)
Other Tier 1 capital:	(65)	(41)
Tier 2 capital:	(10)	(12)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	3,542	3,542
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	0	(8)
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,250	1,250
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	252
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,492
Total capital:	22,536
Risk-weighted assets:	149,618
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	65
Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,305
Total capital:	22,349
Risk-weighted assets:	164,671
Advanced Approach | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	92,917
Advanced Approach | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	3,454
Advanced Approach | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 68,300
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:		261
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:		1,499
Total capital:		23,543
Risk-weighted assets:		155,621
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:		31
Advanced Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:		1,269
Total capital:		23,313
Risk-weighted assets:		174,026
Advanced Approach | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:		101,681
Advanced Approach | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:		3,657
Advanced Approach | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:		$ 68,688